ProShares Trust
7272 Wisconsin Avenue, 21st Floor
Bethesda, Maryland 20814
October 16, 2023
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Re:
ProShares Trust (File Nos. 333-89822; 811-21114)
Ladies and Gentlemen:
Transmitted herewith for filing on behalf of ProShares Trust (the “Trust”) pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), is Post-Effective Amendment No. 284 under the Securities Act and Amendment No. 293 under the 1940 Act (the “Amendment”) to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”). This filing is being filed for the purpose of making certain changes to the strategy of ProShares Bitcoin Strategy ETF.
Should you have any comments or questions, please do not hesitate to contact me at (240) 497-6400.
Sincerely,
/s/Kristen Freeman
Kristen Freeman
Senior Director, Counsel - ProShare Advisors LLC
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